Significant Related Party Transactions and Balances (Parenthetical) (Detail)	12 Months Ended								0 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Hanwha Corporation	Dec. 30, 2014 Hanwha Corporation EUR (€)	Sep. 26, 2014 Hanwha Q.Cells GmbH EUR (€)	Dec. 31, 2014 Hanwha Chemical USD ($)	Sep. 18, 2014 Hanwha International LLC. USD ($)	Dec. 31, 2014 Hanwha International LLC. USD ($)	Sep. 18, 2013 Hanwha International LLC. USD ($)	Dec. 31, 2014 Hanwha Zonghua	Dec. 26, 2014 Hanwha Zonghua CNY	Nov. 21, 2013 Hanwha Living And Creative Alabama USD ($)	Dec. 31, 2014 Borrowing One Hanwha Chemical USD ($)	Dec. 31, 2014 Borrowing Two Hanwha Chemical USD ($)	Dec. 31, 2014 Borrowing Three Hanwha Chemical USD ($)	Dec. 31, 2014 Borrowing Four Hanwha Chemical USD ($)
Related Party Transaction [Line Items]
Short term loan	$ 219,779,000	1,363,639,000	1,105,575,000			€ 4,000,000	€ 39,500,000				$ 10,000,000		30,000,000	$ 3,000,000
Long-term notes								100,000,000
Short term debt, annual interest rate						3.00%	4.00%				6.00%		3.50%	6.00%
Short term, maturity date					March 29, 2015					September 18, 2014		February 25, 2015
Long-term borrowings	504,148,000	3,128,033,000													180,000,000	100,000,000	23,000,000	87,000,000
Short-term loan repaid	422,117,000	2,619,066,000	2,209,477,000	3,263,051,000					5,000,000
Short-term loan remaining amount										$ 5,000,000
Annual commission fee								0.60%							0.60%	0.60%	0.50%	0.50%